SOFTWARE COSTS	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SOFTWARE COSTS

NOTE 3 SOFTWARE COSTS

Software costs consisted of the following at December 31, 2010

Software costs	$24,775
Accumulated amortization	(254)
Impairment	-
Software costs, net	$24,521

Amortization expense for the period January 22, 2010 (Inception) to December 31, 2010 was $254.